Loans Receivable, Net - Summary of Loans to Officers, Directors and Their Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Balance at beginning of period	$ 4,800	$ 8,846
New loans	669	410
Principal repayments	(1,447)	(4,456)
Balance at end of period	$ 4,022	$ 4,800